LEASES - Maturities of lease liabilities (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Schedule, by years, of maturities of lease liabilities
2021	$ 201,338	¥ 1,423,402
2022	137,325	970,850
2023	42,434	300,000
Total lease payments	381,097	2,694,252
Less: imputed interest	(20,416)	(144,338)
Less: prepayments	(1,535)	(10,850)
Total operating lease liabilities	359,146	2,539,064
Less: operating lease liabilities - current	(187,981)	(1,328,976)	¥ 0
Operating lease liabilities - non-current	$ 171,165	¥ 1,210,088	¥ 0